2020 QUARTERLY REPORT
LifePoints
®
Funds
July 31, 2020
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C , R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 5 of
these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
July 31, 2020 (Unaudited)
Table of Contents

Russell Investment Company – Lifepoints
®
Funds.
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 94.6%
Domestic Equities - 4.8%
Multifactor U.S. Equity Fund Class Y 381,143 4,905
U.S. Small Cap Equity Fund Class Y 137,458 3,262
8,167
Fixed Income - 66.7%
Multifactor Bond Fund Class Y 777,670 8,173
Short Duration Bond Fund Class Y 1,484,121 29,430
Strategic Bond Fund Class Y 2,933,968 34,358
Unconstrained Total Return Fund Class Y 4,367,146 40,877
112,838
International Equities - 3.8%
Emerging Markets Fund Class Y 180,285 3,266
Multifactor International Equity Fund Class Y 377,009 3,186
6,452
Multi-Asset - 19.3%
Multi-Strategy Income Fund Class Y 3,383,986 32,655
Total Investments in Affiliated Funds
(cost $150,296) 160,112
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 7,264,870 (∞)
7,264
Total Short-Term Investments
(cost $7,264) 7,264
Total Investments - 98.9%
(identified cost $157,560) 167,376
Other Assets and Liabilities, Net - 1.1%
1,778
Net Assets - 100.0%
169,154

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 2 EUR 217 08/20
(16)
CAC40 Euro Index Futures 15 EUR 717 08/20
(56)
DAX Index Futures 1 EUR 309 09/20
2
Dow Jones U.S. Real Estate Index Futures 33 USD 1,063 09/20
24
EURO STOXX 50 Index Futures 13 EUR 414 09/20
(3)
FTSE 100 Index Futures 13 GBP 765 09/20
(50)
FTSE/MIB Index Futures 1 EUR 95 09/20
(3)
Hang Seng Index Futures 4 HKD 4,911 08/20
(5)
IBEX 35 Index Futures 2 EUR 138 08/20
(12)
MSCI EAFE Index Futures 4 USD 363 09/20
7
MSCI Emerging Markets Index Futures 17 USD 909 09/20
81
OMXS30 Index Futures 9 SEK 1,539 08/20
(5)
S&P 400 E-Mini Index Futures 2 USD 372 09/20
25
S&P 500 E-Mini Index Futures 56 USD 9,138 09/20
629
United States Treasury Long Bond Futures 68 USD 12,395 09/20
643
Short Positions
MSCI Singapore Index Futures 2 SGD 57 08/20
1
NASDAQ 100 E-Mini Index Futures 12 USD 2,614 09/20
(305)
Russell 2000 E-Mini Index Futures 10 USD 739 09/20
(39)
SPI 200 Index Futures 3 AUD 441 09/20
(1)
TOPIX Index Futures 10 JPY 149,649 09/20
123
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,040
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 196 HKD 1,523 09/16/20 —
Citigroup AUD 350 USD 245 09/16/20 (5)
Citigroup CAD 298 USD 222 09/16/20 —
Citigroup CHF 199 USD 211 09/16/20 (7)
Citigroup EUR 255 USD 290 09/16/20 (10)
Citigroup GBP 234 USD 299 09/16/20 (8)
Citigroup JPY 214,883 USD 2,007 09/16/20 (23)
Citigroup SEK 1,013 USD 110 09/16/20 (6)
Citigroup SGD 43 USD 31 09/16/20 —
JPMorgan Chase USD 196 HKD 1,523 09/16/20 —
JPMorgan Chase AUD 350 USD 245 09/16/20 (5)
JPMorgan Chase CAD 298 USD 222 09/16/20 —
JPMorgan Chase CHF 199 USD 211 09/16/20 (7)
JPMorgan Chase EUR 255 USD 290 09/16/20 (10)
JPMorgan Chase GBP 234 USD 299 09/16/20 (8)
JPMorgan Chase JPY 214,883 USD 2,006 09/16/20 (24)
JPMorgan Chase SEK 1,013 USD 110 09/16/20 (6)
JPMorgan Chase SGD 43 USD 31 09/16/20 —
Royal Bank of Canada USD 196 HKD 1,523 09/16/20 —
Royal Bank of Canada AUD 350 USD 245 09/16/20 (5)
Royal Bank of Canada CAD 298 USD 223 09/16/20 —
Royal Bank of Canada CHF 199 USD 211 09/16/20 (7)
Royal Bank of Canada EUR 255 USD 290 09/16/20 (10)
Royal Bank of Canada GBP 234 USD 300 09/16/20 (7)
Royal Bank of Canada JPY 214,883 USD 2,006 09/16/20 (25)
Royal Bank of Canada SEK 1,013 USD 110 09/16/20 (5)
Royal Bank of Canada SGD 43 USD 31 09/16/20 —
State Street CNY 13,090 USD 1,838 09/16/20 (32)

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 5
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street KRW 1,132,010 USD 941 09/16/20 (6)
State Street TWD 30,050 USD 1,022 09/16/20 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(222)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX High Yield Index Bank of America
Sell
USD 2,820 5.000%
(2)
06/20/25
(108) 188 80
CDX Investment Grade
Index Bank of America
Purchase
USD 17,000 (1.000%)
(2)
06/20/25
(20) (230) (250)
Total Open Credit Indices Contracts (å) (128) (42) (170)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 160,112 $ — $ —
$ —
$ 160,112
Short-Term Investments — — —
7,264
7,264
Total Investments 160,112 — — 7,264 167,376
Other Financial Instruments
Assets
Futures Contracts 1,535 — — — 1,535
Credit Default Swap Contracts — 80 — — 80
Liabilities
Futures Contracts (495) — — — (495)
Foreign Currency Exchange Contracts — (22 2 ) — — (22 2 )
Credit Default Swap Contracts — (250) — — (250)
Total Other Financial Instruments
*
$ 1,040 $ (392) $ — $ — $ 648
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 92.6%
Alternative - 1.9%
Commodity Strategies Fund Class Y 1,174,642 5,121
Domestic Equities - 13.3%
Multifactor U.S. Equity Fund Class Y 1,392,848 17,926
U.S. Small Cap Equity Fund Class Y 749,314 17,781
35,707
Fixed Income - 49.2%
Multifactor Bond Fund Class Y 3,396,226 35,694
Strategic Bond Fund Class Y 2,177,019 25,493
Unconstrained Total Return Fund Class Y 7,591,089 71,054
132,241
International Equities - 16.9%
Emerging Markets Fund Class Y 702,789 12,735
Global Equity Fund Class Y 2,003,651 17,792
Multifactor International Equity Fund Class Y 1,760,520 14,876
45,403
Multi-Asset - 11.3%
Multi-Strategy Income Fund Class Y 3,160,039 30,494
Total Investments in Affiliated Funds
(cost $237,272) 248,966
Options Purchased - 0.6%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Mar 2021 3,314.80 Call (4,318) EUR 1 4 , 313 (ÿ)
744
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,400.00 Call (336) GBP 2 1 , 504 (ÿ)
930
Total Options Purchased
(cost $2,991) 1,674
Short-Term Investments - 1.2%
U.S. Cash Management Fund(@) 3,174,050 (∞)
3,174
Total Short-Term Investments
(cost $3,174) 3,174
Total Investments - 94.4%
(identified cost $243,437) 253,814
Other Assets and Liabilities, Net - 5.6%
15,173
Net Assets - 100.0%
268,987

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 15 EUR 1,630 08/20
(117)
CAC40 Euro Index Futures 81 EUR 3,873 08/20
(301)
DAX Index Futures 10 EUR 3,088 09/20
23
Dow Jones U.S. Real Estate Index Futures 325 USD 10,465 09/20
233
EURO STOXX 50 Index Futures 159 EUR 5,061 09/20
80
FTSE/MIB Index Futures 9 EUR 859 09/20
(28)
Hang Seng Index Futures 13 HKD 15,962 08/20
(16)
IBEX 35 Index Futures 12 EUR 830 08/20
(72)
MSCI EAFE Index Futures 69 USD 6,257 09/20
122
MSCI Emerging Markets Index Futures 150 USD 8,020 09/20
722
MSCI Singapore Index Futures 34 SGD 976 08/20
(19)
OMXS30 Index Futures 53 SEK 9,066 08/20
(29)
S&P/TSX 60 Index Futures 10 CAD 1,931 09/20
79
SPI 200 Index Futures 14 AUD 2,057 09/20
4
United States Treasury Long Bond Futures 102 USD 18,593 09/20
963
Short Positions
FTSE 100 Index Futures 49 GBP 2,884 09/20
204
NASDAQ 100 E-Mini Index Futures 87 USD 18,950 09/20
(2,213)
Russell 2000 E-Mini Index Futures 254 USD 18,768 09/20
(1,141)
S&P 400 E-Mini Index Futures 2 USD 372 09/20
—
S&P 500 E-Mini Index Futures 19 USD 3,100 09/20
—
S&P Financial Select Sector Index Futures 107 USD 7,897 09/20
(17)
TOPIX Index Futures 40 JPY 598,601 09/20
494
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,029)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
FTSE 100 Index Futures
Morgan Stanley
Put 183 5,150.00 GBP 12,337 09/18/20
(103)
Total Liability for Options Written (premiums received $204)
(103)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 200 AUD 286 09/16/20 4
Citigroup USD 486 HKD 3,767 09/16/20 —
Citigroup USD 195 MXN 4,315 09/17/20 (2)
Citigroup CAD 7 USD 5 09/16/20 —
Citigroup CHF 553 USD 587 09/16/20 (19)
Citigroup CNY 21,610 USD 3,036 09/16/20 (48)
Citigroup EUR 224 USD 255 09/16/20 (9)
Citigroup GBP 1,081 USD 1,379 09/16/20 (35)
Citigroup JPY 33,466 USD 313 09/16/20 (4)
Citigroup KRW 3,046,160 USD 2,533 09/16/20 (16)
Citigroup SEK 1,384 USD 150 09/16/20 (8)
Citigroup SGD 120 USD 87 09/16/20 (1)
Citigroup ZAR 1,995 USD 119 09/16/20 3
Royal Bank of Canada USD 201 AUD 286 09/16/20 4
Royal Bank of Canada USD 486 HKD 3,767 09/16/20 —
Royal Bank of Canada USD 195 MXN 4,315 09/17/20 (2)
Royal Bank of Canada CAD 7 USD 5 09/16/20 —
Royal Bank of Canada CHF 553 USD 587 09/16/20 (19)
Royal Bank of Canada EUR 224 USD 255 09/16/20 (9)
Royal Bank of Canada GBP 1,081 USD 1,383 09/16/20 (32)

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Moderate Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada JPY 33,466 USD 312 09/16/20 (4)
Royal Bank of Canada SEK 1,384 USD 150 09/16/20 (7)
Royal Bank of Canada SGD 120 USD 87 09/16/20 (1)
Royal Bank of Canada ZAR 1,995 USD 119 09/16/20 3
State Street INR 27,980 USD 367 09/16/20 (5)
State Street RUB 83,270 USD 1,204 09/16/20 88
State Street TWD 125,440 USD 4,265 09/16/20 (26)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(145)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade
Index Bank of America
Purchase
USD 8,000 (1.000%)
(2)
06/20/25
143 (261) (118)
Total Open Credit Indices Contracts (å) 143 (261) (118)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 248,966 $ — $ —
$ —
$ 248,966
Options Purchased 1,674 — —
—
1,674
Short-Term Investments — — —
3,174
3,174
Total Investments 250,640 — — 3,174 253,814
Other Financial Instruments
Assets
Futures Contracts 2,924 — — — 2,924
Foreign Currency Exchange Contracts — 102 — — 102
Liabilities
Futures Contracts (3,953) — — — (3,953)
Options Written (103) — — — (103)
Foreign Currency Exchange Contracts — (247) — — (247)
Credit Default Swap Contracts — (118) — — (118)
Total Other Financial Instruments
*
$ (1,132) $ (263) $ — $ — $ (1,395)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 9
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.9%
Alternative - 3.9%
Commodity Strategies Fund Class Y 4,920,055 21,452
Global Real Estate Securities Fund Class Y 750,862 21,392
42,844
Domestic Equities - 17.4%
Multifactor U.S. Equity Fund Class Y 6,678,803 85,956
U.S. Dynamic Equity Fund Class Y 5,705,030 42,959
U.S. Small Cap Equity Fund Class Y 2,703,716 64,159
193,074
Fixed Income - 31.5%
Multifactor Bond Fund Class Y 3,009,296 31,628
Strategic Bond Fund Class Y 10,927,741 127,963
Unconstrained Total Return Fund Class Y 20,297,948 189,988
349,579
International Equities - 31.5%
Emerging Markets Fund Class Y 3,541,141 64,165
Global Equity Fund Class Y 18,035,150 160,153
Multifactor International Equity Fund Class Y 14,785,792 124,940
349,258
Multi-Asset - 9.6%
Multi-Strategy Income Fund Class Y 11,025,348 106,395
Total Investments in Affiliated Funds
(cost $996,021) 1,041,150
Options Purchased - 0.8%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Mar 2021 3,314.80 Call (29,687) EUR 98,406 (ÿ)
5,114
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,400.00 Call (1,394) GBP 89,216 (ÿ)
3,859
Total Options Purchased
(cost $15,003) 8,973
Short-Term Investments - 0.0%
U.S. Cash Management Fund(@) 280,970 (∞)
281
Total Short-Term Investments
(cost $281) 281
Total Investments - 94.7%
(identified cost $1,011,305) 1,050,404
Other Assets and Liabilities, Net - 5.3%
58,248
Net Assets - 100.0%
1,108,652

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 77 EUR 8,368 08/20
(522)
CAC40 Euro Index Futures 415 EUR 19,841 08/20
(1,228)
DAX Index Futures 55 EUR 16,982 09/20
129
Dow Jones U.S. Real Estate Index Futures 1,061 USD 34,164 09/20
761
EURO STOXX 50 Index Futures 978 EUR 31,130 09/20
429
FTSE/MIB Index Futures 46 EUR 4,392 09/20
(145)
IBEX 35 Index Futures 64 EUR 4,424 08/20
(344)
MSCI EAFE Index Futures 56 USD 5,078 09/20
98
MSCI Emerging Markets Index Futures 841 USD 44,964 09/20
3,987
OMXS30 Index Futures 276 SEK 47,210 08/20
(112)
Russell 2000 E-Mini Index Futures 236 USD 17,438 09/20
(172)
United States Treasury Long Bond Futures 216 USD 39,373 09/20
1,785
Short Positions
FTSE 100 Index Futures 296 GBP 17,424 09/20
1,058
Hang Seng Index Futures 15 HKD 18,418 08/20
18
MSCI Singapore Index Futures 20 SGD 574 08/20
11
NASDAQ 100 E-Mini Index Futures 532 USD 115,875 09/20
(13,533)
S&P 400 E-Mini Index Futures 22 USD 4,093 09/20
(1)
S&P 500 E-Mini Index Futures 401 USD 65,433 09/20
—
S&P Financial Select Sector Index Futures 295 USD 21,771 09/20
(47)
S&P/TSX 60 Index Futures 29 CAD 5,599 09/20
(230)
SPI 200 Index Futures 94 AUD 13,813 09/20
(72)
TOPIX Index Futures 150 JPY 2,244,750 09/20
1,851
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(6,279)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
FTSE 100 Index Futures
Morgan Stanley
Put 733 5,150.00 GBP 49,414 09/18/20
(413)
Total Liability for Options Written (premiums received $816)
(413)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,593 JPY 170,514 09/16/20 19
Bank of New York AUD 6,736 USD 4,716 09/16/20 (97)
Bank of New York CAD 2,821 USD 2,108 09/16/20 2
Bank of New York EUR 4,931 USD 5,611 09/16/20 (204)
Bank of New York GBP 3,053 USD 3,897 09/16/20 (101)
Bank of New York HKD 10,053 USD 1,296 09/16/20 (1)
Citigroup USD 1,593 JPY 170,514 09/16/20 19
Citigroup AUD 6,736 USD 4,720 09/16/20 (93)
Citigroup BRL 40,640 USD 8,168 09/16/20 390
Citigroup CAD 2,821 USD 2,102 09/16/20 (4)
Citigroup CNY 131,070 USD 18,415 09/16/20 (297)
Citigroup EUR 4,931 USD 5,618 09/16/20 (196)
Citigroup GBP 3,053 USD 3,896 09/16/20 (102)
Citigroup HKD 10,053 USD 1,296 09/16/20 (1)
Citigroup KRW 20,289,840 USD 16,872 09/16/20 (108)
JPMorgan Chase USD 1,592 JPY 170,514 09/16/20 20
JPMorgan Chase AUD 6,736 USD 4,716 09/16/20 (97)
JPMorgan Chase CAD 2,821 USD 2,103 09/16/20 (3)
JPMorgan Chase EUR 4,931 USD 5,617 09/16/20 (197)
JPMorgan Chase GBP 3,053 USD 3,897 09/16/20 (101)

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Balanced Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase HKD 10,053 USD 1,296 09/16/20 (1)
Royal Bank of Canada USD 1,592 JPY 170,514 09/16/20 20
Royal Bank of Canada AUD 6,736 USD 4,725 09/16/20 (88)
Royal Bank of Canada CAD 2,821 USD 2,106 09/16/20 —
Royal Bank of Canada EUR 4,931 USD 5,623 09/16/20 (192)
Royal Bank of Canada GBP 3,053 USD 3,907 09/16/20 (91)
Royal Bank of Canada HKD 10,053 USD 1,296 09/16/20 (1)
Standard Chartered USD 1,592 JPY 170,514 09/16/20 19
Standard Chartered AUD 6,736 USD 4,718 09/16/20 (95)
Standard Chartered CAD 2,821 USD 2,107 09/16/20 1
Standard Chartered EUR 4,931 USD 5,612 09/16/20 (202)
Standard Chartered GBP 3,053 USD 3,896 09/16/20 (102)
Standard Chartered HKD 10,053 USD 1,296 09/16/20 (1)
State Street USD 1,414 CHF 1,333 09/16/20 45
State Street USD 1,990 MXN 44,160 09/17/20 (17)
State Street USD 4,246 NOK 39,620 09/16/20 108
State Street INR 311,930 USD 4,091 09/16/20 (52)
State Street RUB 502,590 USD 7,264 09/16/20 530
State Street SEK 19,541 USD 2,123 09/16/20 (103)
State Street SGD 7,834 USD 5,660 09/16/20 (42)
State Street TRY 14,100 USD 2,009 09/16/20 57
State Street TWD 611,760 USD 20,800 09/16/20 (128)
State Street ZAR 37,840 USD 2,265 09/16/20 62
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(1,425)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 1,041,150 $ — $ —
$ —
$ 1,041,150
Options Purchased 8,973 — —
—
8,973
Short-Term Investments — — —
281
281
Total Investments 1,050,123 — — 281 1,050,404
Other Financial Instruments
Assets
Futures Contracts 10,127 — — — 10,127
Foreign Currency Exchange Contracts — 1,292 — — 1,292
Liabilities
Futures Contracts (16,406) — — — (16,406)
Options Written (413) — — — (413)
Foreign Currency Exchange Contracts — (2,717) — — (2,717)
Total Other Financial Instruments
*
$ (6,692) $ (1,425) $ — $ — $ (8,117)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 13
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.1%
Alternative - 3.9%
Commodity Strategies Fund Class Y 3,869,999 16,873
Global Real Estate Securities Fund Class Y 584,316 16,647
33,520
Domestic Equities - 30.6%
Multifactor U.S. Equity Fund Class Y 9,192,272 118,304
U.S. Dynamic Equity Fund Class Y 8,967,736 67,527
U.S. Small Cap Equity Fund Class Y 3,186,181 75,608
261,439
Fixed Income - 14.9%
Unconstrained Total Return Fund Class Y 13,638,755 127,659
International Equities - 36.0%
Emerging Markets Fund Class Y 3,265,840 59,177
Global Equity Fund Class Y 14,152,705 125,676
Multifactor International Equity Fund Class Y 14,498,071 122,509
307,362
Multi-Asset - 9.7%
Multi-Asset Growth Strategy Fund Class Y 8,490,539 82,953
Total Investments in Affiliated Funds
(cost $802,511) 812,933
Options Purchased - 0.4%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Mar 2021 3,314.80 Call (22,400) EUR 74,252 (ÿ)
3,858
Total Options Purchased
(cost $4,938) 3,858
Short-Term Investments - 1.3%
U.S. Cash Management Fund(@) 11,244,379 (∞)
11,243
Total Short-Term Investments
(cost $11,243) 11,243
Total Investments - 96.8%
(identified cost $818,692) 828,034
Other Assets and Liabilities, Net - 3.2%
27,040
Net Assets - 100.0%
855,074

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 53 EUR 5,760 08/20
(358)
CAC40 Euro Index Futures 291 EUR 13,913 08/20
(860)
DAX Index Futures 39 EUR 12,042 09/20
92
Dow Jones U.S. Real Estate Index Futures 586 USD 18,869 09/20
420
EURO STOXX 50 Index Futures 722 EUR 22,981 09/20
317
FTSE 100 Index Futures 222 GBP 13,068 09/20
(434)
FTSE/MIB Index Futures 32 EUR 3,056 09/20
(101)
IBEX 35 Index Futures 45 EUR 3,111 08/20
(269)
MSCI EAFE Index Futures 145 USD 13,149 09/20
255
MSCI Emerging Markets Index Futures 738 USD 39,457 09/20
3,497
OMXS30 Index Futures 193 SEK 33,013 08/20
(79)
S&P/TSX 60 Index Futures 30 CAD 5,792 09/20
238
United States Treasury Long Bond Futures 95 USD 17,317 09/20
648
Short Positions
Hang Seng Index Futures 15 HKD 18,418 08/20
18
MSCI Singapore Index Futures 64 SGD 1,838 08/20
33
NASDAQ 100 E-Mini Index Futures 368 USD 80,154 09/20
(9,360)
Russell 2000 E-Mini Index Futures 39 USD 2,882 09/20
(116)
S&P 400 E-Mini Index Futures 15 USD 2,791 09/20
(1)
S&P 500 E-Mini Index Futures 274 USD 44,710 09/20
—
S&P Financial Select Sector Index Futures 95 USD 7,011 09/20
(15)
SPI 200 Index Futures 1 AUD 147 09/20
—
TOPIX Index Futures 132 JPY 1,975,380 09/20
1,630
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(4,445)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York AUD 4,555 USD 3,189 09/16/20 (66)
Bank of New York CHF 1,415 USD 1,501 09/16/20 (48)
Bank of New York EUR 6,207 USD 7,062 09/16/20 (255)
Bank of New York GBP 5,254 USD 6,705 09/16/20 (174)
Citigroup AUD 4,555 USD 3,192 09/16/20 (63)
Citigroup CHF 1,415 USD 1,501 09/16/20 (48)
Citigroup CNY 85,360 USD 11,993 09/16/20 (194)
Citigroup EUR 6,207 USD 7,072 09/16/20 (247)
Citigroup GBP 5,254 USD 6,703 09/16/20 (176)
Citigroup KRW 15,893,670 USD 13,217 09/16/20 (85)
JPMorgan Chase AUD 4,555 USD 3,189 09/16/20 (66)
JPMorgan Chase CHF 1,415 USD 1,500 09/16/20 (49)
JPMorgan Chase EUR 6,207 USD 7,071 09/16/20 (247)
JPMorgan Chase GBP 5,254 USD 6,704 09/16/20 (174)
Royal Bank of Canada AUD 4,555 USD 3,195 09/16/20 (60)
Royal Bank of Canada CHF 1,415 USD 1,501 09/16/20 (48)
Royal Bank of Canada EUR 6,207 USD 7,078 09/16/20 (241)
Royal Bank of Canada GBP 5,254 USD 6,722 09/16/20 (156)
Standard Chartered AUD 4,555 USD 3,191 09/16/20 (64)
Standard Chartered CHF 1,415 USD 1,501 09/16/20 (48)
Standard Chartered EUR 6,207 USD 7,064 09/16/20 (255)
Standard Chartered GBP 5,254 USD 6,704 09/16/20 (175)
State Street USD 2,588 JPY 277,094 09/16/20 31
State Street CAD 6,379 USD 4,764 09/16/20 1
State Street HKD 24,776 USD 3,194 09/16/20 (3)
State Street MXN 7,760 USD 350 09/17/20 3
State Street RUB 303,330 USD 4,384 09/16/20 319
State Street SEK 12,251 USD 1,331 09/16/20 (65)

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street SGD 1,346 USD 972 09/16/20 (7)
State Street TWD 501,900 USD 17,064 09/16/20 (105)
State Street ZAR 8,880 USD 532 09/16/20 15
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(2,750)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 1,034 5.000%
(2)
06/20/25
(39) 68 29
CDX NA Investment Grade
Index Bank of America
Purchase
USD 10,600 (1.000%)
(2)
06/20/25
190 (346) (156)
Total Open Credit Indices Contracts (å) 151 (278) (127)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 812,93 3 $ — $ —
$ —
$ 812,93 3
Options Purchased 3,858 — —
—
3,858
Short-Term Investments — — —
11,243
11,243
Total Investments 816,79 1 — — 11,243 828,03 4
Other Financial Instruments
Assets
Futures Contracts 7,148 — — — 7,148
Foreign Currency Exchange Contracts — 369 — — 369
Credit Default Swap Contracts — 29 — — 29
Liabilities
Futures Contracts (11,593) — — — (11,593)
Foreign Currency Exchange Contracts — (3,119) — — (3,11 9 )
Credit Default Swap Contracts — (156) — — (156)
Total Other Financial Instruments
*
$ (4,445) $ (2,877) $ — $ — $ (7,322)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 17
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 91.6%
Alternative - 4.7%
Commodity Strategies Fund Class Y 1,568,204 6,837
Global Real Estate Securities Fund Class Y 355,182 10,120
16,957
Domestic Equities - 32.2%
Multifactor U.S. Equity Fund Class Y 3,732,527 48,038
U.S. Dynamic Equity Fund Class Y 3,639,967 27,409
U.S. Small Cap Equity Fund Class Y 1,724,784 40,929
116,376
Fixed Income - 9.8%
Unconstrained Total Return Fund Class Y 3,769,326 35,281
International Equities - 41.2%
Emerging Markets Fund Class Y 1,513,146 27,418
Global Equity Fund Class Y 8,053,475 71,514
Multifactor International Equity Fund Class Y 5,899,000 49,847
148,779
Multi-Asset - 3.7%
Multi-Asset Growth Strategy Fund Class Y 1,377,191 13,455
Total Investments in Affiliated Funds
(cost $359,547) 330,848
Options Purchased - 0.5%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Mar 2021 3,314.80 Call (10,526) EUR 34,892 (ÿ)
1,813
Total Options Purchased
(cost $2,321) 1,813
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 13,741,862 (∞)
13,740
Total Short-Term Investments
(cost $13,741) 13,740
Total Investments - 95.9%
(identified cost $375,609) 346,401
Other Assets and Liabilities, Net - 4.1%
14,919
Net Assets - 100.0%
361,320

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Equity Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 30 EUR 3,260 08/20
(235)
CAC40 Euro Index Futures 166 EUR 7,936 08/20
(491)
DAX Index Futures 22 EUR 6,793 09/20
52
Dow Jones U.S. Real Estate Index Futures 541 USD 17,420 09/20
388
EURO STOXX 50 Index Futures 352 EUR 11,204 09/20
173
FTSE 100 Index Futures 108 GBP 6,357 09/20
(286)
FTSE/MIB Index Futures 18 EUR 1,719 09/20
(57)
IBEX 35 Index Futures 26 EUR 1,797 08/20
(156)
MSCI EAFE Index Futures 126 USD 11,426 09/20
220
MSCI Emerging Markets Index Futures 144 USD 7,699 09/20
693
OMXS30 Index Futures 111 SEK 18,987 08/20
(45)
S&P/TSX 60 Index Futures 12 CAD 2,317 09/20
95
SPI 200 Index Futures 12 AUD 1,763 09/20
4
United States Treasury Long Bond Futures 62 USD 11,301 09/20
512
Short Positions
Hang Seng Index Futures 7 HKD 8,595 08/20
9
MSCI Singapore Index Futures 13 SGD 373 08/20
7
NASDAQ 100 E-Mini Index Futures 174 USD 37,899 09/20
(4,427)
Russell 2000 E-Mini Index Futures 97 USD 7,167 09/20
(320)
S&P 400 E-Mini Index Futures 1 USD 186 09/20
—
S&P 500 E-Mini Index Futures 6 USD 979 09/20
—
S&P Financial Select Sector Index Futures 95 USD 7,011 09/20
(15)
TOPIX Index Futures 68 JPY 1,017,619 09/20
841
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(3,038)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 565 CAD 756 09/16/20 —
Bank of New York USD 1,175 JPY 125,741 09/16/20 14
Bank of New York AUD 2,113 USD 1,480 09/16/20 (30)
Bank of New York CHF 1,088 USD 1,154 09/16/20 (37)
Bank of New York EUR 2,270 USD 2,582 09/16/20 (94)
Bank of New York GBP 1,428 USD 1,823 09/16/20 (47)
Citigroup USD 563 CAD 756 09/16/20 1
Citigroup USD 1,174 JPY 125,741 09/16/20 14
Citigroup AUD 2,113 USD 1,481 09/16/20 (29)
Citigroup BRL 13,060 USD 2,625 09/16/20 126
Citigroup CHF 1,088 USD 1,154 09/16/20 (37)
Citigroup CNY 69,150 USD 9,715 09/16/20 (157)
Citigroup EUR 2,270 USD 2,586 09/16/20 (90)
Citigroup GBP 1,428 USD 1,822 09/16/20 (48)
Citigroup KRW 6,600,190 USD 5,488 09/16/20 (35)
JPMorgan Chase USD 563 CAD 756 09/16/20 1
JPMorgan Chase USD 1,174 JPY 125,741 09/16/20 15
JPMorgan Chase AUD 2,113 USD 1,480 09/16/20 (30)
JPMorgan Chase CHF 1,088 USD 1,154 09/16/20 (37)
JPMorgan Chase EUR 2,270 USD 2,585 09/16/20 (92)
JPMorgan Chase GBP 1,428 USD 1,823 09/16/20 (48)
Royal Bank of Canada USD 564 CAD 756 09/16/20 —
Royal Bank of Canada USD 1,174 JPY 125,741 09/16/20 15
Royal Bank of Canada AUD 2,113 USD 1,482 09/16/20 (28)
Royal Bank of Canada CHF 1,088 USD 1,154 09/16/20 (37)
Royal Bank of Canada EUR 2,270 USD 2,588 09/16/20 (89)
Royal Bank of Canada GBP 1,428 USD 1,827 09/16/20 (42)
Standard Chartered USD 564 CAD 756 09/16/20 —

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 19
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 1,174 JPY 125,741 09/16/20 14
Standard Chartered AUD 2,113 USD 1,480 09/16/20 (30)
Standard Chartered CHF 1,088 USD 1,154 09/16/20 (37)
Standard Chartered EUR 2,270 USD 2,583 09/16/20 (93)
Standard Chartered GBP 1,428 USD 1,822 09/16/20 (48)
State Street USD 127 MXN 2,820 09/17/20 (1)
State Street USD 235 ZAR 3,920 09/16/20 (6)
State Street HKD 13,193 USD 1,701 09/16/20 (2)
State Street INR 80,120 USD 1,051 09/16/20 (13)
State Street RUB 192,690 USD 2,785 09/16/20 202
State Street SEK 4,647 USD 505 09/16/20 (25)
State Street SGD 693 USD 501 09/16/20 (4)
State Street TWD 295,740 USD 10,055 09/16/20 (61)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(925)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX High Yield Index Bank of America
Sell
USD 10,340 5.000%
(2)
06/20/25
(395) 689 294
Total Open Credit Indices Contracts (å) (395) 689 294
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 330,848 $ — $ —
$ —
$ 330,848
Options Purchased 1,813 — —
—
1,813
Short-Term Investments — — —
13,740
13,740
Total Investments 332,661 — — 13,740 346,401
Other Financial Instruments
Assets
Futures Contracts 2,994 — — — 2,994
Foreign Currency Exchange Contracts — 402 — — 402
Credit Default Swap Contracts — 294 — — 294
Liabilities
Futures Contracts (6,032) — — — (6,032)
Foreign Currency Exchange Contracts — (1,327) — — (1,327)
Total Other Financial Instruments
*
$ (3,038) $ (631) $ — $ — $ (3,669)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Equity Growth Strategy Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
LifePoints
®
Funds
Notes to Schedules of Investments — July 31, 2020 (Unaudited)
Notes to Schedules of Investments 21
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.
LIBOR - London Interbank Offered Rate
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real INR - Indian rupee SEK - Swedish krona
CAD - Canadian dollar JPY - Japanese yen SGD - Singapore dollar
CHF - Swiss franc KRW - South Korean won TRY - Turkish lira
CNY - Chinese renminbi yuan MXN - Mexican peso TWD - Taiwanese dollar
EUR - Euro NOK - Norwegian krone USD - United States dollar
GBP - British pound sterling NZD - New Zealand dollar ZAR - South African rand

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — July 31, 2020 (Unaudited)
22 Notes to Quarterly Report
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on 5 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management,
LLC ("RIM"), the Funds' investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Fund's approximate target strategic asset allocation to equity, fixed income, multi- asset and alternative asset classes effective on March 1, 2020. As of July 31, 2020, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global Equity,
Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration
Bond, and Multifactor Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy
Income and Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the
Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles, ("U.S. GAAP") which
Asset Allocation* Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 11% 34% 53% 70% 80%
Fixed Income 69% 52% 33% 16% 11%
Multi-Asset 20% 12% 10% 10% 4%
Alternative# - 2% 4% 4% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 23
require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer

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Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
24 Notes to Quarterly Report
quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended July 31, 2020, there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

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Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 25
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objective.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended July 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging

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Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
26 Notes to Quarterly Report
As of July 31, 2020, the Funds had cash collateral balances in connection with forward contracts purchased/sold as follows:
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended July 31, 2020, the Funds purchased or sold options primarily for the strategies listed below:
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
Conservative Strategy Fund $ 11,724,652 $ 14,840,385 $ 14,637,551
Moderate Strategy Fund 25,112,568 18,962,422 18,967,258
Balanced Strategy Fund 264,248,796 189,893,582 191,693,503
Growth Strategy Fund 194,792,146 151,959,942 152,763,095
Equity Growth Strategy Fund 103,019,866 78,389,634 78,756,565
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
Conservative Strategy Fund $ 11,717,718 $ 14,462,482 $ 14,861,883
Moderate Strategy Fund 25,202,237 18,683,729 19,126,176
Balanced Strategy Fund 263,881,909 186,443,542 193,299,440
Growth Strategy Fund 194,714,666 148,825,036 155,532,328
Equity Growth Strategy Fund 103,104,071 77,001,491 79,714,867
Cash Collateral for Forwards Due to Broker
Moderate Strategy Fund $ — $ 800,000
Balanced Strategy Fund 410,000 20,000
Equity Growth Strategy Fund 30,000 —

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Funds
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 27
The Funds' options contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
As July 31, 2020, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended July 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
As of July 31, 2020, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts
Funds January 31, 2020 April 30, 2020 July 31, 2020
Moderate Strategy Fund $ 22,966,352 $ 43,454,280 $ 57,345,772
Balanced Strategy Fund 199,638,623 262,648,756 282,115,789
Growth Strategy Fund 164,476,933 198,703,055 87,464,626
Equity Growth Strategy Fund 82,685,926 93,651,091 41,100,565
Due to Broker
Growth Strategy Fund $ 371,772
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts
Funds January 31, 2020 April 30, 2020 July 31, 2020
Conservative Strategy Fund $ 18,582,770 $ 22,325,856 $ 33,400,366
Moderate Strategy Fund 194,649,202 161,068,828 126,635,483
Balanced Strategy Fund 774,129,597 341,336,684 514,711,443
Growth Strategy Fund 669,902,132 293,684,479 345,701,944
Equity Growth Strategy Fund 233,658,007 146,806,524 164,087,066
Cash Collateral for Futures
Conservative Strategy Fund $ 709,108
Moderate Strategy Fund 16,692,383
Balanced Strategy Fund 68,994,937

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®
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Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
28 Notes to Quarterly Report
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of July 31, 2020, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
Cash Collateral for Futures
Growth Strategy Fund 43,143,024
Equity Growth Strategy Fund 21,537,852
Cash Collateral for Swaps Due to Broker
Conservative Strategy Fund $ 386,264 $ —
Moderate Strategy Fund 243,591 350,000
Balanced Strategy Fund — 5,862,204
Growth Strategy Fund 261,154 4,430,000
Equity Growth Strategy Fund 830,088 4,580,000

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Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 29
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Russell Investment Company
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®
Funds
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
30 Notes to Quarterly Report
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended July 31, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended July 31, 2020, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds’ total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
Conservative Strategy Fund $ 11,930,000 $ 12,000,000 $ 19,820,000
Moderate Strategy Fund 19,663,000 8,000,000 8,000,000
Balanced Strategy Fund 75,051,000 — —
Growth Strategy Fund 70,891,000 11,700,000 11,634,000
Equity Growth Strategy Fund 18,810,000 11,000,000 10,340,000
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 31
Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The
United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the
Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' or Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund or an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an Underlying Fund.
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
Moderate Strategy Fund $ 4,071,400 $ 1,756,213 $ —
Balanced Strategy Fund 25,443,520 10,975,152 —
Growth Strategy Fund 24,425,123 10,535,863 —
Equity Growth Strategy Fund 11,194,712 4,828,878 —

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
32 Notes to Quarterly Report
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2020, the Funds had invested
$35,702,460 in the U.S. Cash Management Fund.
Federal Income Taxes
At July 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Conservative Strategy Fund Moderate Strategy Fund
Cost of Investments $ 159,873,171 $ 248,925,833
Unrealized Appreciation $ 9,777,906 $ 7,887,316
Unrealized Depreciation (1,627,049) (4,191,086)
Net Unrealized Appreciation (Depreciation) $ 8,150,857 $ 3,696,230
Balanced Strategy Fund Growth Strategy Fund
Cost of Investments $ 1,015,031,841 $ 830,130,953
Unrealized Appreciation $ 58,617,830 $ 303,945,911
Unrealized Depreciation (36,596,982) (313,364,276)
Net Unrealized Appreciation (Depreciation) $ 22,020,848 $ (9,418,365)
Equity Growth Strategy Fund
Cost of Investments $ 373,399,060
Unrealized Appreciation $ 10,367,246
Unrealized Depreciation (43,083,934)
Net Unrealized Appreciation (Depreciation) $ (32,716,688)

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 33
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com